Debt - Schedule of Borrowing Facilities and Amounts Undrawn (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CP programmes
Borrowing Facilities [Line Items]
Facility	$ 20,000	$ 20,000
Amount undrawn	20,000	20,000
Committed credit facilities
Borrowing Facilities [Line Items]
Facility	8,000	9,920
Amount undrawn	$ 8,000	$ 9,920